Business acquisitions (Details)				6 Months Ended	12 Months Ended
	Jul. 14, 2022 USD ($) Center item shares	Jan. 01, 2022 USD ($)	Oct. 01, 2021 USD ($) Center	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 26, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business acquisitions:
Deferred consideration funds held in escrow account								$ 1,274,402
Earn-out consideration payable							$ 7,223,630
Deferred and contingent consideration payable				$ 1,000,000	$ 1,000,000	$ 1,250,000
Revenue on a pro forma basis as if the Company acquired as at January 1, 2022		$ 85,303,120
Loss on a pro forma basis as if the Company acquired as at January 1, 2022		$ (81,616,869)
Achieve TMS East/Central
Business acquisitions:
Initial aggregate purchase price			$ 7,905,700
Cash Paid			6,655,700
Deferred consideration funds held in escrow account			1,250,000	250,000	250,000
Earn-out consideration payable			$ 0	0	0	0
Term of agreement			12 months
Deferred and contingent consideration payable						$ 1,250,000
Restricted cash				1,000,000	1,000,000
Number of TMS Centers acquired | Center			17
Cash and cash equivalents recognised as of acquisition date				69,769	69,769
Achieve TMS East/Central | Covenants not to compete
Business acquisitions:
Term of agreement			5 years
Achieve TMS East/Central | Achieve TMS CGU
Business acquisitions:
Earn-out consideration payable			$ 2,500,000
Success TMS
Business acquisitions:
Number of TMS Centers acquired | Center	47
Number of common shares issued	8,725,995
Value of common shares issued	$ 11,783,584
Number of additional common shares issued | shares	2,908,665
Share issuance, held in escrow	$ 3,927,861
Number of companies pro forma revenue contribution considered for purchase price consideration | item	2
Percentage of purchase price consideration on total issued and outstanding common shares of the Company on a post-acquisition basis	40.00%
Consolidated revenue				13,797,864
Consolidated loss				$ (6,844,682)
Cash and cash equivalents recognised as of acquisition date	$ 688,958
Success TMS | Corporate, general and administrative expense
Business acquisitions:
Transaction costs					$ 1,265,225